Shareholders' equity and reserves (Details - Changes in warrants) - Warrants [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026 CAD ($) shares $ / shares	Dec. 31, 2025 CAD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | shares	3,926,930	3,665,657
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.99	$ 1.06
Warrant liability | $	$ 1,832,191	$ 857,250
Number of other equity instruments granted in share-based payment arrangement | shares	0	2,578,188
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 0	$ 0.91
[custom:WarrantLiabilityIssuedUnitOfferings] | $		$ 1,201,281
[custom:NumberOfInstrumentsOtherEquityInstrumentsIssued] | shares	0	284,095
[custom:WeightedAverageExercisePriceOfOtherEquityInstrumentsIssuedInSharebasedPaymentArrangement2019] | $ / shares	$ 0	$ 0.94
[custom:WarrantLiabilityIssuedFindersWarrants] | $		$ 0
Number of other equity instruments expired in share-based payment arrangement | shares	0	(2,601,010)
Weighted average exercise price of other equity instruments expired in share-based payment arrangement | $ / shares	$ 0	$ 1.01
[custom:WarrantLiabilityExpired] | $		$ (310,494)
[custom:NumberOfOtherEquityInstrumentsFairValueAdjustmentForWarrantsOutstanding] | shares	0	0
[custom:WeightedAverageExercisePriceOfOtherEquityInstrumentsFairValueAdjustmentForWarrantsOutstanding] | $ / shares	$ 0	$ 0
[custom:WarrantLiabilityFairValueAdjustmentForWarrantsOutstanding] | $		$ 84,154
Number of other equity instruments outstanding in share-based payment arrangement at end of period | shares	3,926,930	3,926,930
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.99	$ 0.99
Warrant liability | $		$ 1,832,191